Post-employment benefits - Schedule of Maturity Profile of Defined Benefit Liabilities (Details) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
Disclosure of defined benefit plans [line items]
2026	R$ 2,050
2027	2,092
2028	2,124
2029	2,181
2030	2,235
2031 to 2035	R$ 11,815
Pension plan - FIU
Disclosure of defined benefit plans [line items]
Duration	7 years 11 months 12 days
2026	R$ 1,219
2027	1,263
2028	1,305
2029	1,345
2030	1,383
2031 to 2035	R$ 7,381
Pension plan - FUNBEP
Disclosure of defined benefit plans [line items]
Duration	7 years 4 months 17 days
2026	R$ 740
2027	757
2028	774
2029	789
2030	803
2031 to 2035	R$ 4,169
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Duration	7 years 5 months 1 day
2026	R$ 91
2027	72
2028	45
2029	47
2030	49
2031 to 2035	R$ 265